Debt Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities

Debt securities have been classified in the consolidated balance sheet according to management’s intent. Debt securities at December 31, 2023 consist of the following:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$4,901	—	472	4,429
U.S. Government-sponsored enterprises (GSEs)	167,738	—	23,570	144,168
Mortgage-backed securities	480,759	230	63,959	417,030
Asset-backed securities	51,183	193	1,403	49,973
Corporate bonds	2,500	—	77	2,423
Obligations of states and political subdivisions	223,358	397	30,697	193,058
	$930,439	820	120,178	811,081

The Company’s classification of securities at December 31, 2022 was as follows:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,353	—	856	6,497
U.S. Government-sponsored enterprises (GSEs)	177,261	—	32,049	145,212
Mortgage-backed securities	518,727	1	74,290	444,438
Asset-backed securities	47,538	—	2,288	45,250
Corporate bonds	2,500	—	97	2,403
Obligations of states and political subdivisions	218,936	—	39,924	179,012
	$972,315	1	149,504	822,812

Schedule of Amortized Cost and Estimated Market Value of Debt Securities by Contractual Maturity

The amortized cost and estimated market value of debt securities at December 31, 2023, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Fair Value
Due in one year or less	$308	302
Due after one year through five years	99,749	90,059
Due after five years through ten years	279,313	243,984
Due after ten years	551,069	476,736
	$930,439	811,081

Summary of Results from Sales of Debt Securities

Results from sales of debt securities are as follows:

	In Thousands
	2023	2022	2021
Gross proceeds	$32,740	42,728	39,652
Gross realized gains	$17	—	137
Gross realized losses	(1,026)	(1,620)	(109)
Net realized gains (losses)	$(1,009)	(1,620)	28

Schedule of Gross Unrealized Losses and Fair Value of Investments

The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2023 and 2022.

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2023	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$—	$—	—	$4,429	$472	2	$4,429	$472
U.S. Government-sponsored enterprises (GSEs)	—	—	—	144,169	23,569	55	144,169	23,569
Mortgage-backed securities	8,889	63	7	390,557	63,897	221	399,446	63,960
Asset-backed securities	2,500	44	1	30,666	1,359	26	33,166	1,403
Corporate bonds	—	—	—	2,423	77	1	2,423	77
Obligations of states and political subdivisions	5,375	14	2	171,157	30,683	193	176,532	30,697
	$16,764	$121	10	$743,401	$120,057	498	$760,165	$120,178

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2022	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$—	$—	—	$6,497	$856	—	$6,497	$856
U.S. Government-sponsored enterprises (GSEs)	9,747	872	4	135,465	31,177	54	145,212	32,049
Mortgage-backed securities	148,441	14,601	113	295,431	59,689	136	443,872	74,290
Asset-backed securities	35,276	1,607	21	9,974	681	11	45,250	2,288
Corporate bonds	2,403	97	1	—	—	—	2,403	97
Obligations of states and political subdivisions	58,567	6,056	76	120,445	33,868	128	179,012	39,924
	$254,434	$23,233	215	$567,812	$126,271	332	$822,246	$149,504